Summary of Significant Accounting Policies - Stock-Based Compensation (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Impairment of Intangible Assets, Finite-lived			$ 0	$ 48,249
Current average expected forfeiture rate (percentage)	14.42%	50.21%	3.72%	50.21%
Equity Incentive 2011 Plan [Member]
Significant Accounting Policies [Line Items]
Expected term (in years)	5 years	10 years	9 years	5 years
Weighted average volatility (percentage)	56.00%	52.72%	51.51%	54.89%
Weighted average risk free interest rate (percentage)	1.60%	1.91%	2.17%	0.75%
Expected dividends	0.00%	0.00%	0.00%	0.00%